Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Voyage revenues	$ 131,657	$ 137,746	$ 137,165
EXPENSES:
Voyage expenses	(1,328)	(939)	(1,275)
Voyage expenses-related party	(1,632)	(1,718)	(1,719)
Vessel operating expenses	(29,773)	(29,640)	(28,830)
Dry-docking and special survey costs	(12,791)	0	0
General and administrative expenses	(2,099)	(2,347)	(1,795)
General and administrative expenses- related party	(688)	(758)	(733)
Management fees-related party	(6,203)	(6,023)	(6,752)
Depreciation	(31,806)	(31,710)	(31,797)
Operating income	45,337	64,611	64,264
OTHER INCOME/(EXPENSES):
Interest and finance costs	(27,911)	(21,420)	(27,058)
Interest income	829	0	221
Gain/ (Loss) on derivative financial instrument	33,655	10,104	(3,148)
Gain on Debt extinguishment	2,072	0	0
Other, net	28	(35)	(227)
Total other expenses, net	8,673	(11,351)	(30,212)
Partnership’s Net Income	54,010	53,260	34,052
Common unitholders’ interest in Net Income	42,405	41,656	22,466
Subordinated unitholders’ interest in Net Income	0	0	0
General Partner’s interest in Net Income	$ 42	$ 41	$ 23
(Loss)/Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 1.15	$ 1.14	$ 0.63
Weighted average number of units outstanding, basic and diluted:
Common units	36,802,247	36,504,120	35,546,823
Series A Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 6,750	$ 6,750	$ 6,750
Series B Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 4,813	$ 4,813	$ 4,813